Long-term Debt - Term Loan Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017	Oct. 31, 2015
Debt Instrument [Line Items]
Term loan agreement amount	$ 15,000,000
Debt drawn down		$ 63,612,000			$ 64,396,000
Amount drawn down under the term loan agreement	15,000,000
Minimum liquidity amount					3,000,000		$ 3,000,000
Minimum net revenue target					15,000,000	$ 5,000,000	$ 1,000,000
Equity cure period		90 days
Long-term debt		$ 44,597,000			$ 44,201,000
Scenario, Forecast
Debt Instrument [Line Items]
Minimum net revenue target			$ 40,000,000	$ 30,000,000
Period One
Debt Instrument [Line Items]
Debt prepayment premium percent		8.00%			8.00%
Period Two
Debt Instrument [Line Items]
Debt prepayment premium percent		4.00%			4.00%
Period Three
Debt Instrument [Line Items]
Debt prepayment premium percent		2.00%			2.00%
Term Loan
Debt Instrument [Line Items]
Term loan agreement amount	$ 25,000,000								$ 30,000,000
Stated interest rate	10.75%
Interest rate paid-in-kind	2.75%
Interest rate paid in cash	8.00%
Percentage of outstanding loans	25.00%
Market capitalization (greater than)	$ 250,000,000
Term Loan, Tranche A
Debt Instrument [Line Items]
Term loan agreement amount									$ 20,000,000
Financing fee									1.75%
Facility fee									5.00%
Term Loan, Tranche B
Debt Instrument [Line Items]
Term loan agreement amount									$ 10,000,000
Debt drawn down								$ 5,000,000